Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
Entity Central Index Key	0000912029
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000005552
Shareholder Report [Line Items]
Fund Name	Summit Municipal Intermediate Fund
Class Name	Investor Class
Trading Symbol	PRSMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Intermediate Fund - Investor Class	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended October 31, 2025, as solid investor demand absorbed record levels of tax-exempt bond issuance during the period. Fixed income performance was supported by Federal Reserve rate cuts, falling Treasury yields across most of the curve, and generally resilient economic data.

  Compared with the style-specific Bloomberg Municipal 1–15 Year Blend (1–17) Bond Index, the fund’s positioning around market volatility contributed to performance, as municipal bond prices fluctuated less than anticipated. Interest rate management also added value in aggregate, supported by the fund’s longer-than-benchmark average duration profile and the coupon payments generated by the portfolio’s holdings.

  Conversely, the fund’s positioning along the yield curve detracted from performance, hampered by modest underweights to two- and five-year municipal bonds and overweights in the long end as the curve steepened. Security selection decisions in dedicated tax revenue bonds and local and state general obligation (GO) debt also hurt performance.

  The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation. We maintained a preference for revenue bonds over GO debt as a result of our concerns about the fiscal challenges and political uncertainty that many state and local governments face, with overweight allocations to airport, hospital, and prepaid gas revenue bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Summit Municipal Intermediate Fund (Investor Class)	4.71%	1.30%	2.13%
Bloomberg Municipal Bond Index (Regulatory Benchmark)	4.17	1.16	2.42
Bloomberg Municipal 1-15 Year Blend (1-17) Bond Index (Strategy Benchmark)	4.83	1.37	2.29

The preceding line graph shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,108,037,000
Holdings Count | Holding	825
Advisory Fees Paid, Amount	$ 10,991,000
InvestmentCompanyPortfolioTurnover	23.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,108,037 Number of Portfolio Holdings825
Holdings [Text Block]

State Allocation (as a % of Net Assets)

New York	12.3%
Texas	10.3
Virginia	8.0
Puerto Rico	6.2
Georgia	5.8
Washington	4.6
California	4.5
Florida	3.9
District of Columbia	3.6
Other	40.8

Industry Allocation (as a % of Net Assets)

Transportation	22.8%
Health Care	13.3
Special Tax	12.9
General Obligations - State	12.1
General Obligations - Local	6.3
Water & Sewer	4.6
Electric	4.2
Housing	3.3
Education	3.2
Other	17.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000117203
Shareholder Report [Line Items]
Fund Name	Summit Municipal Intermediate Fund
Class Name	Advisor Class
Trading Symbol	PAIFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Intermediate Fund - Advisor Class	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended October 31, 2025, as solid investor demand absorbed record levels of tax-exempt bond issuance during the period. Fixed income performance was supported by Federal Reserve rate cuts, falling Treasury yields across most of the curve, and generally resilient economic data.

  Compared with the style-specific Bloomberg Municipal 1–15 Year Blend (1–17) Bond Index, the fund’s positioning around market volatility contributed to performance, as municipal bond prices fluctuated less than anticipated. Interest rate management also added value in aggregate, supported by the fund’s longer-than-benchmark average duration profile and the coupon payments generated by the portfolio’s holdings.

  Conversely, the fund’s positioning along the yield curve detracted from performance, hampered by modest underweights to two- and five-year municipal bonds and overweights in the long end as the curve steepened. Security selection decisions in dedicated tax revenue bonds and local and state general obligation (GO) debt also hurt performance.

  The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation. We maintained a preference for revenue bonds over GO debt as a result of our concerns about the fiscal challenges and political uncertainty that many state and local governments face, with overweight allocations to airport, hospital, and prepaid gas revenue bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Summit Municipal Intermediate Fund (Advisor Class)	4.45%	1.06%	1.88%
Bloomberg Municipal Bond Index (Regulatory Benchmark)	4.17	1.16	2.42
Bloomberg Municipal 1-15 Year Blend (1-17) Bond Index (Strategy Benchmark)	4.83	1.37	2.29

The preceding line graph shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,108,037,000
Holdings Count | Holding	825
Advisory Fees Paid, Amount	$ 10,991,000
InvestmentCompanyPortfolioTurnover	23.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,108,037 Number of Portfolio Holdings825
Holdings [Text Block]

State Allocation (as a % of Net Assets)

New York	12.3%
Texas	10.3
Virginia	8.0
Puerto Rico	6.2
Georgia	5.8
Washington	4.6
California	4.5
Florida	3.9
District of Columbia	3.6
Other	40.8

Industry Allocation (as a % of Net Assets)

Transportation	22.8%
Health Care	13.3
Special Tax	12.9
General Obligations - State	12.1
General Obligations - Local	6.3
Water & Sewer	4.6
Electric	4.2
Housing	3.3
Education	3.2
Other	17.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000211685
Shareholder Report [Line Items]
Fund Name	Summit Municipal Intermediate Fund
Class Name	I Class
Trading Symbol	PRTMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Intermediate Fund - I Class	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended October 31, 2025, as solid investor demand absorbed record levels of tax-exempt bond issuance during the period. Fixed income performance was supported by Federal Reserve rate cuts, falling Treasury yields across most of the curve, and generally resilient economic data.

  Compared with the style-specific Bloomberg Municipal 1–15 Year Blend (1–17) Bond Index, the fund’s positioning around market volatility contributed to performance, as municipal bond prices fluctuated less than anticipated. Interest rate management also added value in aggregate, supported by the fund’s longer-than-benchmark average duration profile and the coupon payments generated by the portfolio’s holdings.

  Conversely, the fund’s positioning along the yield curve detracted from performance, hampered by modest underweights to two- and five-year municipal bonds and overweights in the long end as the curve steepened. Security selection decisions in dedicated tax revenue bonds and local and state general obligation (GO) debt also hurt performance.

  The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation. We maintained a preference for revenue bonds over GO debt as a result of our concerns about the fiscal challenges and political uncertainty that many state and local governments face, with overweight allocations to airport, hospital, and prepaid gas revenue bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/1/19
Summit Municipal Intermediate Fund (I Class)	4.83%	1.42%	2.23%
Bloomberg Municipal Bond Index (Regulatory Benchmark)	4.17	1.16	2.25
Bloomberg Municipal 1-15 Year Blend (1-17) Bond Index (Strategy Benchmark)	4.83	1.37	2.25

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Mar. 01, 2019
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,108,037,000
Holdings Count | Holding	825
Advisory Fees Paid, Amount	$ 10,991,000
InvestmentCompanyPortfolioTurnover	23.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,108,037 Number of Portfolio Holdings825
Holdings [Text Block]

State Allocation (as a % of Net Assets)

New York	12.3%
Texas	10.3
Virginia	8.0
Puerto Rico	6.2
Georgia	5.8
Washington	4.6
California	4.5
Florida	3.9
District of Columbia	3.6
Other	40.8

Industry Allocation (as a % of Net Assets)

Transportation	22.8%
Health Care	13.3
Special Tax	12.9
General Obligations - State	12.1
General Obligations - Local	6.3
Water & Sewer	4.6
Electric	4.2
Housing	3.3
Education	3.2
Other	17.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless